Equity - Additional Information (Detail) $ / shares in Units, $ in Millions							3 Months Ended		9 Months Ended
	Jul. 30, 2019 USD ($)	Jun. 27, 2019 shares	Jun. 03, 2019 shares	Apr. 17, 2019 CAD ($) $ / shares shares	Mar. 29, 2019 shares	Dec. 31, 2018 CAD ($)	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2018 CAD ($)	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2018 CAD ($)	Jul. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares redeemed											0
Gross proceeds | $							$ 658,000,000	$ 0	$ 1,008,000,000	$ 0
Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $	$ 500										$ 500
Interest Rate	4.80%								4.80%
BMO Capital Trust II [member] | Tier 1 Notes- Series A [member]
Disclosure of classes of share capital [line items]
Issued and outstanding redemption amount | $						$ 1,000
Redemption of capital trust securities | $						$ 450,000,000
Class B Series 46 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share				Class B - Series 47					Class B - Series 47
Number of shares issued				14,000,000
Dividend rate reset term				5 years
Earliest redemption date				May 25, 2024
Dividend rate, percent				5.10%
Preferred shares issued price per share | $ / shares				$ 25
Gross proceeds | $				$ 350,000,000
Dividend rate reset premium				3.51%
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation							0		1,000,000
Normal course issuer bid [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Purchase of common shares for cancellation			15,000,000
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Share conversion basis		One-for-one basis
Description of conversion of preferred share		Class B - Series 30							Class B - Series 30
Number of shares tendered		223,098
Number of shares required for conversion		1,000,000
Number of shares issued		0
Dividend rate reset term		5 years
Earliest redemption date		Aug. 24, 2024
Dividend rate, percent		3.624%
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Share conversion basis					one-for-one basis
Description of conversion of preferred share					Class B - Series 28				Class B - Series 28
Number of shares tendered					412,564
Number of shares required for conversion					1,000,000
Number of shares issued					0
Dividend rate reset term					5 years
Earliest redemption date					May 24, 2024
Dividend rate, percent					3.852%